PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

18.   PROPERTY, PLANT AND EQUIPMENT

			Equipment,
	Plants and	Oil and gas,	machinery
	buildings	properties	and others	Total
	RMB	RMB	RMB	RMB
Cost:
Balance as of January 1, 2019	123,946	695,724	973,688	1,793,358
Additions	159	1,408	3,993	5,560
Transferred from construction in progress	6,261	31,378	54,684	92,323
Reclassifications	1,051	(76)	(975)	—
Invest into the joint ventures and associated companies	(8)	—	(303)	(311)
Reclassification to other long-term assets	(748)	—	(729)	(1,477)
Disposals	(469)	(1,549)	(13,635)	(15,653)
Exchange adjustments	42	667	71	780
Balance as of December 31, 2019	130,234	727,552	1,016,794	1,874,580

Balance as of January 1, 2020	130,234	727,552	1,016,794	1,874,580
Additions	390	1,563	5,147	7,100
Transferred from construction in progress	10,848	32,214	98,095	141,157
Reclassifications	1,443	(125)	(1,318)	—
Invest into the joint ventures and associated companies	—	—	(115)	(115)
Reclassification to other long-term assets	(38)	—	(1,052)	(1,090)
Disposals (i)	(6,291)	(806)	(131,231)	(138,328)
Exchange adjustments	(141)	(2,806)	(226)	(3,173)
Balance as of December 31, 2020	136,445	757,592	986,094	1,880,131

Accumulated depreciation:
Balance as of January 1, 2019	56,242	550,288	565,830	1,172,360
Depreciation for the year	4,144	36,289	47,902	88,335
Impairment losses for the year	11	—	185	196
Reclassifications	292	(46)	(246)	—
Invest into the joint ventures and associated companies	—	—	(216)	(216)
Reclassification to other long-term assets	3	—	(94)	(91)
Written back on disposals	(854)	(6)	(11,564)	(12,424)
Exchange adjustments	21	667	40	728
Balance as of December 31, 2019	59,859	587,192	601,837	1,248,888

Balance as of January 1, 2020	59,859	587,192	601,837	1,248,888
Depreciation for the year	4,628	32,054	48,380	85,062
Impairment losses for the year	683	4,739	6,292	11,714
Reclassifications	393	(98)	(295)	—
Invest into the joint ventures and associated companies	—	—	(54)	(54)
Reclassification to other long-term assets	(8)	—	(161)	(169)
Written back on disposals (i)	(3,209)	(464)	(47,994)	(51,667)
Exchange adjustments	(49)	(2,703)	(138)	(2,890)
Balance as of December 31, 2020	62,297	620,720	607,867	1,290,884

Net book value:
Balance as of January 1, 2019	67,704	145,436	407,858	620,998
Balance as of December 31, 2019	70,375	140,360	414,957	625,692
Balance as of December 31, 2020	74,148	136,872	378,227	589,247
(i)	Disposals for the year ended December 31, 2020 mainly due to the Company and its subsidiaries disposed their oil and gas pipeline and ancillary facilities to PipeChina.

The additions to oil and gas properties of the Group for the years ended December 31, 2019 and 2020 included RMB 1,408 and RMB 1,563 respectively, of estimated dismantlement costs for site restoration (Note 32).

As of December 31, 2019 and 2020, the Group had no individual substantial property, plant and equipment which have been pledged.

As of December 31, 2019 and 2020, the Group had no individual significant property, plant and equipment which were temporarily idle or pending for disposal.

As of December 31, 2019 and 2020, the Group had no individual significant fully depreciated property, plant and equipment which were still in use.